Nature of Operations and Going Concern (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
Agreement percentage	100.00%
Share exchange (in Shares)	6,000,000
Outstanding shares percentage	62.00%
Shares sold (in Shares)		2,300,000
Dividends paid, other shares per share (in Dollars per share)		$ 5
Accumulated deficit totaling			$ 69,328,021
Operating activities			21,938,845
Cash			7,070,925	$ 17,141,775
Net proceeds from common stock sales and warrant proceeds				$ 24,200,000
Amount of sale of shares and warrants			$ 16,500,000